Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Table

	SCT Total for PEO ($)(1)(b)	CAP to PEO ($)(2)(c)	Average SCT Total for Non-PEO NEOs ($)(3)(d)	Average CAP to Non-PEO NEOs ($)(4)(e)	Value of Initial Fixed $100 Investment based on:		Net income ($ in 000s) (7)(h)	Adjusted EBT ($ in 000s) (8)(i)
Year (a)					Total Stockholder Return ($)(5)(f)	Peer Total Stockholder Return ($)(6)(g)

2023	11,045,395	9,700,462	7,421,279	6,507,428	250.09	114.10	209,399	365,310

2022	8,020,763	8,001,750	5,329,663	5,377,792	210.40	87.81	224,681	314,608

2021	7,421,472	7,480,916	4,906,377	5,107,759	186.25	103.32	194,652	280,373

2020	6,517,328	7,486,367	4,141,230	5,393,718	161.37	98.69	170,478	233,992

Company Selected Measure Name	Adjusted annual earnings before provision for income taxes (EBT)
Named Executive Officers, Footnote	The dollar amounts reported in column (c) represent the average of the amounts reported for the Company's NEOs as a group, excluding our PEO, who has served as our CEO since May 2019, for each corresponding year in the "Total" column of the Summary Compensation Table. The names of each of the NEOs (excluding our PEO) included for purposes of calculating the average amounts in each of the years presented are Christopher R. Christensen, Suzanne D. Snapper, Chad A. Keetch and Spencer W. Burton.
Peer Group Issuers, Footnote	Peer TSR reported in column (g) is the weighted peer group TSR, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. The current composition of our peer group is as follows: Amedysis, Inc., CareTrust REIT Inc., Encompass Healthcare Corp., LTC Properties, Inc., National Healthcare Corporation, National Health Investors, Inc., Omega Healthcare Investors, Inc., Select Medical Holdings Corp. and Welltower Inc.
PEO Total Compensation Amount	$ 11,045,395	$ 8,020,763	$ 7,421,472	$ 6,517,328
PEO Actually Paid Compensation Amount	$ 9,700,462	8,001,750	7,480,916	7,486,367
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (b) represent the amount of CAP to our PEO, as computed in accordance with PvP Rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Port during the applicable year. In accordance with PvP Rules, the following adjustments were made to our PEO's total compensation for each year to determine our PEO's CAP:

	SCT Total for PEO ($)	Equity Deductions from SCT Total ($)(a)	Equity Additions to SCT Total ($)(b)	Pension Additions to SCT Total ($)	CAP ($)
Year

2023	11,045,395	(4,828,770)	3,483,837	N/A	9,700,462

2022	8,020,763	(2,157,021)	2,138,008	N/A	8,001,750

2021	7,421,472	(2,004,712)	2,064,156	N/A	7,480,916

2020	6,517,328	(1,269,837)	2,238,876	N/A	7,486,367

a.The amounts in this column represent the grant date fair value of equity-based awards granted during each year. Pursuant to the requirements of Item 402(c)(2)(v) and (vi) of Regulation S-K, the Summary Compensation Table is required to include only those equity awards granted during the particular year. These equity awards are generally made in the second quarter of the year. In addition, awards are issued in the first quarter based on the executive bonus pool.
b.The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year End Fair Value of Current Year Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Equity Additions to SCT Total ($)
Year

2023	1,708,869	569,448	1,315,716	(113,903)	—	3,708	3,483,837

2022	648,175	354,762	1,171,525	(40,726)	—	4,272	2,138,008

2021	441,800	367,555	1,095,015	155,053	—	4,733	2,064,156

2020	286,240	1,153,160	791,867	2,189	—	5,420	2,238,876

Non-PEO NEO Average Total Compensation Amount	$ 7,421,279	5,329,663	4,906,377	4,141,230
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,507,428	5,377,792	5,107,759	5,393,718
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (d) represent the average amount of CAP to the NEOs as a group (excluding Mr. Port) as computed in accordance with PvP Rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Port) during the applicable year. In accordance with PvP Rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Port) for each year to determine the CAP, using the same methodology described above in Note 2:

	Average SCT Total for Non-PEO NEOs ($)	Equity Deductions from Average SCT Total ($)	Equity Additions to Average SCT Total ($)(a)	Pension Additions to Average SCT Total ($)	CAP ($)
Year

2023	7,421,279	(3,316,154)	2,402,304	N/A	6,507,428

2022	5,329,663	(1,429,481)	1,477,610	N/A	5,377,792

2021	4,906,377	(1,300,893)	1,502,275	N/A	5,107,759

2020	4,141,230	(876,001)	2,128,489	N/A	5,393,718

a.The amounts deducted or added in calculating the total average equity award adjustments are as follows:

	Year End Fair Value of Current Year Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Equity Additions to SCT Total ($)
Year

2023	1,215,080	433,919	853,187	(102,828)	—	2,946	2,402,304

2022	444,000	314,460	759,322	(43,919)	—	3,747	1,477,610

2021	287,170	385,522	657,473	167,599	—	4,511	1,502,275

2020	357,800	1,183,431	573,878	8,070	—	5,310	2,128,489

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and TSR
The following graphs depict the relationship between the value of an initial $100 investment in ENSG on December 31, 2019 based on TSR compared to the CAP and SCT pay for the Company's PEO and NEOs, respectively.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income The following graphs depict the relationship between Net Income and CAP to the Company's PEO and the NEOs, respectively.
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Adjusted EBT The following graphs depict the relationship between Adjusted EBT and CAP to the Company's PEO and the NEOs, respectively.
Tabular List, Table	The most important performance measures are: •Adjusted EBT •Adjusted EBITDA •Adjusted EBITDAR
Total Shareholder Return Amount	$ 250.09	210.40	186.25	161.37
Peer Group Total Shareholder Return Amount	114.10	87.81	103.32	98.69
Net Income (Loss)	$ 209,399,000	$ 224,681,000	$ 194,652,000	$ 170,478,000
Company Selected Measure Amount	365,310,000	314,608,000	280,373,000	233,992,000
PEO Name	Mr. Port
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K (the "PvP Rules"), we are providing the following: (1) tabular compensation and performance disclosure for 2020, 2021, 2022 and 2023; (2) an unranked list of three performance measures that the Company considers to be its most important measures used to align compensation actually paid to the NEOs for 2023 to Company performance, and (3) additional disclosure relative to the relationship between the "Compensation Actually Paid" ("CAP") set forth in the Pay versus Performance ("PvP") Table and each of the performance metrics set forth in the PvP Table and between the Company's and the Peer Group TSR in each case over from 2020 to 2023.

Pursuant to the PvP Rules, the PvP Table (set forth below) is required to include, for each year, the CAP for the PEO and the average CAP for non-PEO NEOs. CAP represents a new calculation of compensation that differs significantly from the Summary Compensation Table ("SCT") calculation of compensation, as well as from the way in which the Compensation Committee views annual compensation decisions, as discussed in the Compensation Discussion and Analysis. For example, the CAP calculation for a given year includes the change in fair value of multiple years of equity grants that are outstanding and unvested during the year, whereas the Summary Compensation Table calculation includes only the grant date fair value of equity awards that are granted during the year. These differences result in a CAP calculation that may be higher or lower than the corresponding Summary Compensation Table calculation, and that also may be more significantly impacted by changes in stock price. It is also important to note that outstanding equity awards may be represented in more than one year of the PvP Table. Equity grants constitute a meaningful portion of compensation for the PEO and NEOs. The value of equity grants will not be realized before the applicable restriction periods and the ultimate value of such awards is subject to changes in stock price and ultimate exercise decisions of the individual participants.
The dollar amounts reported in column (a) represent the amounts of total compensation for our PEO, for each corresponding year in the "Total" column of the Summary Compensation Table. Refer to "Summary Compensation Table" in the proxy statement.Cumulative TSR reported in column (f) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company's share price at the end and the beginning of the measurement period by the Company's share price at the beginning of the measurement period. The dollar amounts reported in column (h) represent the amount of GAAP Net Income reflected in the Company's audited financial statements for the applicable year.
Pay versus Performance Table

As described in further detail in the Compensation Discussion and Analysis set forth in this proxy statement, the Company's executive compensation program is designed to be closely aligned with our performance and the performance of each individual executive officer on both a short-term and a long-term basis. The “at risk” compensation of our executive officers generally constitutes a large portion of their total compensation potential and is correlated to factors that directly and indirectly influence stockholder value.

The three performance measures listed below represent an unranked list of the "most important" performance measures that the Company used to align CAP to the NEOs for 2023 and company performance. While these financial measures are the most important measures the company used to align CAP to the NEOs for 2023 and company performance, additional financial and other factors were also used to align pay and performance, as further described in the Compensation Discussion and Analysis section of this proxy statement.
A reconciliation for Adjusted EBT, Adjusted EBITDA and Adjusted EBITDAR are provided within our Annual Report on Form 10-K and press release in our Form 8-K, both filed with the SEC on February 1, 2024.
Relationship Between CAP and Financial Performance
	In accordance with PvP Rules, the Company is providing the following descriptions of the relationships between information presented in the PvP Table.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBT
Non-GAAP Measure Description	Adjusted annual earnings before provision for income taxes (EBT) reported in column (i) is defined at page 20 of this proxy statement, under "Compensation Discussion and Analysis". While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBT is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to the Company’s NEOs, for the most recently completed fiscal year, to company performance. We have included the Adjusted EBT financial measure (which is a non-Generally Accepted Accounting Principles (GAAP) financial metric) in our proxy statement as we believe that this measure, when presented in conjunction with the comparable GAAP measure, is useful to both management and its investors in analyzing our ongoing business and operating performance. Consequently, we use this non-GAAP financial measure as an indicator of business performance, as well as for operational planning and decision-making purposes. As disclosed on page 22, management recommended and the Compensation Committee approved additional adjustments to Adjusted EBT when arriving at the 2023 Bonus Pool. Non-GAAP financial measures should be considered in addition to, but not as a substitute for, or superior to, financial measures prepared in accordance with GAAP.
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure	Compensation Actually Paid and Adjusted EBITDA The following graphs depict the relationship between Adjusted EBITDA and CAP to the Company's PEO and the NEOs, respectively.
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure	Compensation Actually Paid and Adjusted EBITDAR The following graphs depict the relationship between Adjusted EBITDAR and CAP to the Company's PEO and the NEOs, respectively.
Name	Adjusted EBITDAR
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,828,770)	$ (2,157,021)	$ (2,004,712)	$ (1,269,837)
PEO | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,483,837	2,138,008	2,064,156	2,238,876
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	1,708,869	648,175	441,800	286,240
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	569,448	354,762	367,555	1,153,160
PEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	1,315,716	1,171,525	1,095,015	791,867
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(113,903)	(40,726)	155,053	2,189
PEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0
PEO | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	3,708	4,272	4,733	5,420
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,316,154)	(1,429,481)	(1,300,893)	(876,001)
Non-PEO NEO | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,402,304	1,477,610	1,502,275	2,128,489
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	1,215,080	444,000	287,170	357,800
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	433,919	314,460	385,522	1,183,431
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	853,187	759,322	657,473	573,878
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(102,828)	(43,919)	167,599	8,070
Non-PEO NEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	$ 2,946	$ 3,747	$ 4,511	$ 5,310